UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   INVESTMENT COMPANY ACT FILE NUMBER 811-7445

                           SEI ASSET ALLOCATION TRUST
               (Exact name of registrant as specified in charter)
                                    --------


                             C/O THE CT CORPORATION
                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

               REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:
                                 1-610-342-5734

                     DATE OF FISCAL YEAR END: MARCH 31, 2005

                     DATE OF REPORTING PERIOD: JUNE 30, 2005

ITEM 1.   SCHEDULE OF INVESTMENTS

Schedule of Investments (Unaudited)


Diversified Conservative Income Fund
June 30, 2005

---------------------------------------------------------------------
                                                        Market Value
Description                                   Shares   ($ Thousands)
---------------------------------------------------------------------
FIXED INCOME FUND  -- 55.6%
  SEI Institutional Managed Trust
     Core Fixed Income Fund, Class A *       3,726,588   $    39,465
                                                         -----------
Total Fixed Income Fund
  (Cost $39,235) ($ Thousands)                                39,465
                                                         -----------
EQUITY FUNDS  -- 25.2%
  SEI Institutional Managed Trust
     Large Cap Growth Fund, Class A *          453,089         8,242
  SEI Institutional Managed Trust
     Large Cap Value Fund, Class A *           362,270         7,850
  SEI Institutional Managed Trust
     Small Cap Growth Fund, Class A * (1)       54,312           911
  SEI Institutional Managed Trust
     Small Cap Value Fund, Class A *            43,807           907
                                                         -----------
Total Equity Funds
  (Cost $17,265) ($ Thousands)                                17,910
                                                         -----------
MONEY MARKET FUND  -- 20.2%
  SEI Liquid Asset Trust
     Prime Obligation Fund, Class A *       14,313,002        14,313
                                                         -----------
Total Money Market Fund
  (Cost $14,313) ($ Thousands)                                14,313
                                                         -----------
Total Investments -- 101.0%
  (Cost $70,813) + ($ Thousands)                         $    71,688
                                                         ===========

PERCENTAGES ARE BASED ON NET ASSETS OF $70,983 ($ THOUSANDS).

* Affiliated fund.
(1) Non-income producing security.
+ At June 30, 2005, the tax basis cost of the Fund's investments was $71,220 ($ Thousands), and the unrealized appreciation and (depreciation) were $1,719 ($ Thousands) and ($1,251) ($ Thousands), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.




--------------------------------------------------------------------------------
                   SEI Asset Allocation Trust / Quarterly Report / June 30, 2005

Schedule of Investments (Unaudited)


Diversified Conservative Fund
June 30, 2005

---------------------------------------------------------------------
                                                        Market Value
Description                                   Shares   ($ Thousands)
---------------------------------------------------------------------
FIXED INCOME FUND  -- 59.3%
  SEI Institutional Managed Trust
     Core Fixed Income Fund, Class A *       6,268,303   $    66,381
                                                         -----------
Total Fixed Income Fund
  (Cost $66,422) ($ Thousands)                                66,381
                                                         -----------
EQUITY FUNDS  -- 39.9%
  SEI Institutional International Trust
       International Equity Fund, Class A *    818,369         8,871
  SEI Institutional Managed Trust
     Large Cap Growth Fund, Class A *          901,618        16,401
  SEI Institutional Managed Trust
      Large Cap Value Fund, Class A *          724,747        15,705
  SEI Institutional Managed Trust
     Small Cap Growth Fund, Class A * (1)      109,792         1,841
  SEI Institutional Managed Trust
     Small Cap Value Fund, Class A *            88,793         1,840
                                                         -----------
Total Equity Funds
  (Cost $42,267) ($ Thousands)                                44,658
                                                         -----------
MONEY MARKET FUND  -- 1.0%
  SEI Liquid Asset Trust
     Prime Obligation Fund, Class A *        1,106,640         1,107
                                                         -----------
Total Money Market Fund
  (Cost $1,107) ($ Thousands)                                  1,107
                                                         -----------
Total Investments -- 100.2%
  (Cost $109,796) + ($ Thousands)                        $   112,146
                                                         ===========

PERCENTAGES ARE BASED ON NET ASSETS OF $111,896 ($ THOUSANDS).

* Affiliated fund.
(1) Non-income producing security.
+ At June 30, 2005, the tax basis cost of the Fund's investments was $110,269 ($ Thousands), and the unrealized appreciation and (depreciation) were $5,075 ($ Thousands) and ($3,198) ($ Thousands), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.




--------------------------------------------------------------------------------
                   SEI Asset Allocation Trust / Quarterly Report / June 30, 2005

Schedule of Investments (Unaudited)


Diversified Global Moderate Growth Fund
June 30, 2005

---------------------------------------------------------------------
                                                        Market Value
Description                                   Shares   ($ Thousands)
---------------------------------------------------------------------
EQUITY FUNDS  -- 59.8%
  SEI Institutional International Trust
     Emerging Markets Equity Fund,
     Class A *                                 137,880   $     1,874
  SEI Institutional International Trust
     International Equity Fund, Class A *    2,422,938        26,265
  SEI Institutional Managed Trust
     Large Cap Growth Fund, Class A *        2,124,585        38,646
  SEI Institutional Managed Trust
     Large Cap Value Fund, Class A *         1,707,421        37,000
  SEI Institutional Managed Trust
     Small Cap Growth Fund, Class A * (1)      253,907         4,258
  SEI Institutional Managed Trust
      Small Cap Value Fund, Class A *          205,370         4,255
                                                         -----------
Total Equity Funds
  (Cost $109,247) ($ Thousands)                              112,298
                                                         -----------
FIXED INCOME FUNDS  -- 39.3%
  SEI Institutional International Trust
     Emerging Markets Debt Fund,
     Class A *                                 670,064         7,572
  SEI Institutional Managed Trust
     Core Fixed Income Fund, Class A *       5,537,586        58,643
  SEI Institutional Managed Trust
     High Yield Bond Fund, Class A *           892,957         7,581
                                                         -----------
Total Fixed Income Funds
  (Cost $73,349) ($ Thousands)                                73,796
                                                         -----------
MONEY MARKET FUND  -- 1.0%
  SEI Liquid Asset Trust
     Prime Obligation Fund, Class A *        1,869,467         1,869
                                                         -----------
Total Money Market Fund
  (Cost $1,869) ($ Thousands)                                  1,869
                                                         -----------
Total Investments -- 100.1%
  (Cost $184,465) + ($ Thousands)                        $   187,963
                                                         ===========

PERCENTAGES ARE BASED ON NET ASSETS OF $187,697 ($ THOUSANDS).

* Affiliated fund.
(1) Non-income producing security.
+ At June 30, 2005, the tax basis cost of the Fund's investments was $187,515 ($ Thousands), and the unrealized appreciation and (depreciation) were $10,371 ($ Thousands) and ($9,923) ($ Thousands), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.




--------------------------------------------------------------------------------
                   SEI Asset Allocation Trust / Quarterly Report / June 30, 2005

Schedule of Investments (Unaudited)


Diversified Moderate Growth Fund
June 30, 2005

---------------------------------------------------------------------
                                                        Market Value
Description                                   Shares   ($ Thousands)
---------------------------------------------------------------------
EQUITY FUNDS  -- 60.0%
  SEI Institutional International
  Trust
     International Equity Fund, Class A *    4,114,620   $    44,602
  SEI Institutional Managed Trust
     Large Cap Growth Fund, Class A *        4,525,137        82,312
  SEI Institutional Managed Trust
     Large Cap Value Fund, Class A *         3,629,121        78,643
  SEI Institutional Managed Trust
     Small Cap Growth Fund, Class A * (1)      551,636         9,251
  SEI Institutional Managed Trust
     Small Cap Value Fund, Class A *           448,869         9,301
                                                         -----------
Total Equity Funds
  (Cost $229,876) ($ Thousands)                              224,109
                                                         -----------
FIXED INCOME FUND  -- 39.1%
  SEI Institutional Managed Trust
     Core Fixed Income Fund, Class A *      13,818,725       146,341
                                                         -----------
Total Fixed Income Fund
  (Cost $145,560) ($ Thousands)                              146,341
                                                         -----------
MONEY MARKET FUND  -- 1.0%
  SEI Liquid Asset Trust
     Prime Obligation Fund, Class A *        3,789,089         3,789
                                                         -----------
Total Money Market Fund
  (Cost $3,789) ($ Thousands)                                  3,789
                                                         -----------
Total Investments -- 100.1%
  (Cost $379,225) + ($ Thousands)                        $   374,239
                                                         ===========

PERCENTAGES ARE BASED ON NET ASSETS OF $373,686 ($ THOUSANDS).

* Affiliated fund.
(1) Non-income producing security.
+ At June 30, 2005, the tax basis cost of the Fund's investments was $379,608 ($ Thousands), and the unrealized appreciation and (depreciation) were $13,527 ($ Thousands) and ($18,896) ($ Thousands), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.




--------------------------------------------------------------------------------
                   SEI Asset Allocation Trust / Quarterly Report / June 30, 2005

Schedule of Investments (Unaudited)


Diversified Global Growth Fund
June 30, 2005

---------------------------------------------------------------------
                                                        Market Value
Description                                   Shares   ($ Thousands)
---------------------------------------------------------------------
EQUITY FUNDS  -- 80.3%
  SEI Institutional International Trust
     Emerging Markets Equity Fund,
     Class A *                                 369,748   $     5,025
  SEI Institutional International Trust
     International Equity Fund, Class A *    4,169,070        45,193
  SEI Institutional Managed Trust
     Large Cap Growth Fund, Class A *        3,789,708        68,935
  SEI Institutional Managed Trust
     Large Cap Value Fund, Class A *         3,041,702        65,914
  SEI Institutional Managed Trust
     Small Cap Growth Fund, Class A * (1)      450,905         7,561
  SEI Institutional Managed Trust
     Small Cap Value Fund, Class A *           365,294         7,569
                                                         -----------
Total Equity Funds
  (Cost $205,322) ($ Thousands)                              200,197
                                                         -----------
FIXED INCOME FUNDS  -- 19.2%
  SEI Institutional International Trust
     Emerging Markets Debt Fund,
     Class A *                                 449,838         5,083
  SEI Institutional Managed Trust
     Core Fixed Income Fund, Class A *       3,578,571        37,897
  SEI Institutional Managed Trust
     High Yield Bond Fund, Class A *           591,076         5,018
                                                         -----------
Total Fixed Income Funds
  (Cost $48,157) ($ Thousands)                                47,998
                                                         -----------
MONEY MARKET FUND  -- 1.0%
  SEI Liquid Asset Trust
     Prime Obligation Fund, Class A *        2,472,024         2,472
                                                         -----------
Total Money Market Fund
  (Cost $2,472) ($ Thousands)                                  2,472
                                                         -----------
Total Investments -- 100.5%
  (Cost $255,951) + ($ Thousands)                        $   250,667
                                                         ===========

PERCENTAGES ARE BASED ON NET ASSETS OF $249,335 ($ THOUSANDS).

* Affiliated fund.
(1) Non-income producing security.
+ At June 30, 2005, the tax basis cost of the Fund's investments was $258,017 ($ Thousands), and the unrealized appreciation and (depreciation) were $14,664 ($ Thousands) and ($22,014) ($ Thousands), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.




--------------------------------------------------------------------------------
                   SEI Asset Allocation Trust / Quarterly Report / June 30, 2005

Schedule of Investments (Unaudited)


Diversified Global Stock Fund
June 30, 2005

---------------------------------------------------------------------
                                                        Market Value
Description                                   Shares   ($ Thousands)
---------------------------------------------------------------------
EQUITY FUNDS  -- 99.6%
  SEI Institutional International Trust
     Emerging Markets Equity Fund,
     Class A *                                 200,183   $     2,721
  SEI Institutional International Trust
     International Equity Fund, Class A *    2,891,120        31,340
  SEI Institutional Managed Trust
     Large Cap Growth Fund, Class A *        2,554,210        46,461
  SEI Institutional Managed Trust
     Large Cap Value Fund, Class A *         2,044,390        44,302
  SEI Institutional Managed Trust
     Small Cap Growth Fund, Class A (1)        305,508         5,123
  SEI Institutional Managed Trust
      Small Cap Value Fund, Class A *          246,433         5,106
                                                         -----------
Total Equity Funds
  (Cost $156,458) ($ Thousands)                              135,053
                                                         -----------
MONEY MARKET FUND  -- 1.0%
  SEI Liquid Asset Trust
     Prime Obligation Fund, Class  A *       1,361,253         1,361
                                                         -----------
Total Money Market Fund
  (Cost $1,361) ($ Thousands)                                  1,361
                                                         -----------
Total Investments -- 100.6%
  (Cost $157,819) + ($ Thousands)                        $   136,414
                                                         ===========

PERCENTAGES ARE BASED ON NET ASSETS OF $135,595 ($ THOUSANDS).

* Affiliated fund.
(1) Non-income producing security.
+ At June 30, 2005, the tax basis cost of the Fund's investments was $159,008 ($ Thousands), and the unrealized appreciation and (depreciation) were $6,420 ($ Thousands) and ($29,014) ($ Thousands), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.




--------------------------------------------------------------------------------
                   SEI Asset Allocation Trust / Quarterly Report / June 30, 2005

Schedule of Investments (Unaudited)


Diversified U.S. Stock Fund
June 30, 2005

---------------------------------------------------------------------
                                                        Market Value
Description                                   Shares   ($ Thousands)
---------------------------------------------------------------------
EQUITY FUNDS  -- 99.7%
  SEI Institutional Managed Trust
     Large Cap Growth Fund, Class A *        2,644,850   $    48,110
  SEI Institutional Managed Trust
     Large Cap Value Fund, Class A *         2,121,220        45,967
  SEI Institutional Managed Trust
     Small Cap Growth Fund, Class A * (1)      315,609         5,293
  SEI Institutional Managed Trust
     Small Cap Value Fund, Class A *           256,014         5,304
                                                         -----------
Total Equity Funds
  (Cost $123,819) ($ Thousands)                              104,674
                                                         -----------
MONEY MARKET FUND  -- 1.0%
  SEI Liquid Asset Trust
     Prime Obligation Fund, Class A *        1,028,467         1,028
                                                         -----------
Total Money Market Fund
  (Cost $1,028) ($ Thousands)                                  1,028
                                                         -----------
Total Investments -- 100.7%
  (Cost $124,847) + ($ Thousands)                        $   105,702
                                                         ===========

PERCENTAGES ARE BASED ON NET ASSETS OF $104,967 ($ THOUSANDS).

* Affiliated fund.
(1) Non-income producing security.
+ At June 30, 2005, the tax basis cost of the Fund's investments was $128,428 ($ Thousands), and the unrealized appreciation and (depreciation) were $5,132 ($ Thousands) and ($27,858) ($ Thousands), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.




--------------------------------------------------------------------------------
                   SEI Asset Allocation Trust / Quarterly Report / June 30, 2005

Schedule of Investments (Unaudited)


Defensive Strategy Fund
June 30, 2005

---------------------------------------------------------------------
                                                        Market Value
Description                                   Shares   ($ Thousands)
---------------------------------------------------------------------
FIXED INCOME FUNDS  -- 84.8%
  SEI Daily Income Trust
     Ultra Short Bond Fund, Class A *        2,621,907   $    26,193
  SEI Institutional Managed Trust
     Core Fixed Income Fund, Class A *         382,647         4,052
  SEI Institutional Managed Trust
     High Yield Bond Fund, Class A *           478,622         4,064
                                                         -----------
Total Fixed Income Funds
  (Cost $34,378) ($ Thousands)                                34,309
                                                         -----------
EQUITY FUNDS  -- 14.9%
  SEI Institutional Managed Trust
     Managed Volatility Fund, Class A *        365,205         4,025
  SEI Institutional Managed Trust
     Real Estate Fund, Class A *               140,603         2,023
                                                         -----------
Total Equity Funds
  (Cost $5,425) ($ Thousands)                                  6,048
                                                         -----------
MONEY MARKET FUND  -- 0.3%
  SEI Liquid Asset Trust
     Prime Obligation Fund, Class A *          101,098           101
                                                         -----------
Total Money Market Fund
  (Cost $101) ($ Thousands)                                      101
                                                         -----------
Total Investments -- 100.0%
  (Cost $39,904) + ($ Thousands)                         $    40,458
                                                         ===========

PERCENTAGES ARE BASED ON NET ASSETS OF $40,456 ($ THOUSANDS).

* Affiliated fund.
+ At June 30, 2005, the tax basis cost of the Fund's investments was $39,919 ($ Thousands), and the unrealized appreciation and (depreciation) were $674 ($ Thousands) and ($135) ($ Thousands), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.




--------------------------------------------------------------------------------
                   SEI Asset Allocation Trust / Quarterly Report / June 30, 2005

Schedule of Investments (Unaudited)


TM Defensive Strategy Allocation Fund
June 30, 2005

---------------------------------------------------------------------
                                                        Market Value
Description                                   Shares   ($ Thousands)
---------------------------------------------------------------------
EQUITY FUNDS  -- 59.9%
  SEI Institutional Managed Trust
     Managed Volatility Fund, Class A *        243,102   $     2,679
  SEI Institutional Managed Trust
     Real Estate Fund, Class A *                93,769         1,349
                                                         -----------
Total Equity Funds
  (Cost $3,678) ($ Thousands)                                  4,028
                                                         -----------
FIXED INCOME FUND  -- 40.0%
  SEI Institutional Managed Trust
      High Yield Bond Fund, Class A *          316,959         2,691
                                                         -----------
Total Fixed Income Fund
  (Cost $2,710) ($ Thousands)                                  2,691
                                                         -----------
MONEY MARKET FUND  -- 0.2%
  SEI Liquid Asset Trust
     Prime Obligation Fund, Class A *           16,823            17
                                                         -----------
Total Money Market Fund
  (Cost $17) ($ Thousands)                                        17
                                                         -----------
Total Investments -- 100.1%
  (Cost $6,405) + ($ Thousands)                          $     6,736
                                                         ===========

PERCENTAGES ARE BASED ON NET ASSETS OF $6,729 ($ THOUSANDS).

* Affiliated fund.
+ At June 30, 2005, the tax basis cost of the Fund's investments was $6,415 ($ Thousands), and the unrealized appreciation and (depreciation) were $352 ($ Thousands) and ($31) ($ Thousands), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.




--------------------------------------------------------------------------------
                   SEI Asset Allocation Trust / Quarterly Report / June 30, 2005

Schedule of Investments (Unaudited)


Conservative Strategy Fund
June 30, 2005

---------------------------------------------------------------------
                                                        Market Value
Description                                   Shares   ($ Thousands)
---------------------------------------------------------------------
FIXED INCOME FUNDS  - 69.0%
  SEI Daily Income Trust
     Ultra Short Bond Fund, Class A *        2,551,976   $    25,494
  SEI Institutional Managed Trust
     Core Fixed Income Fund, Class A *         538,273         5,700
  SEI Institutional Managed Trust
     High Yield Bond Fund, Class A *         1,013,125         8,602
                                                         -----------
Total Fixed Income Funds
  (Cost $40,000) ($ Thousands)                                39,796
                                                         -----------
EQUITY FUNDS  - 29.8%
  SEI Institutional Managed Trust
     Managed Volatility Fund, Class A *      1,039,326        11,453
  SEI Institutional Managed Trust
     Real Estate Fund, Class A *               399,635         5,751
                                                         -----------
Total Equity Funds
  (Cost $15,529) ($ Thousands)                                17,204
                                                         -----------
MONEY MARKET FUND  - 0.3%
  SEI Liquid Asset Trust
    Prime Obligation Fund, Class A *           142,347           142
                                                         -----------
Total Money Market Fund
  (Cost $142) ($ Thousands)                                      142
                                                         -----------
Total Investments - 99.1%
  (Cost $55,671)+ ($ Thousands)                          $    57,142
                                                         ===========

Percentages are based on Net Assets of $57,652 ($ Thousands).

* Affiliated fund.
+ At June 30, 2005, the tax basis cost of the Fund's investments was $55,726 ($ Thousands), and the unrealized appreciation and (depreciation) were $1,686 ($ Thousands) and ($270) ($ Thousands), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.




--------------------------------------------------------------------------------
                   SEI Asset Allocation Trust / Quarterly Report / June 30, 2005

Schedule of Investments (Unaudited)


TM Conservative Strategy Allocation Fund
June 30, 2005

---------------------------------------------------------------------
                                                        Market Value
Description                                   Shares   ($ Thousands)
---------------------------------------------------------------------
EQUITY FUNDS  -- 66.7%
  SEI Institutional Managed Trust
     Managed Volatility Fund, Class A *      1,138,138   $    12,542
  SEI Institutional Managed Trust
     Real Estate Fund, Class A *               429,671         6,183
                                                         -----------
Total Equity Funds
  (Cost $16,702) ($ Thousands)                                18,725
                                                         -----------
FIXED INCOME FUND  -- 32.8%
  SEI Institutional Managed Trust
     High Yield Bond Fund, Class A *         1,085,608         9,217
                                                         -----------
Total Fixed Income Fund
  (Cost $9,314) ($ Thousands)                                  9,217
                                                         -----------
MONEY MARKET FUND  -- 0.2%
  SEI Liquid Asset Trust
     Prime Obligation Fund, Class A *           69,598            70
                                                         -----------
Total Money Market Fund
  (Cost $70) ($ Thousands)                                        70
                                                         ------------
Total Investments -- 99.7%
  (Cost $26,086) + ($ Thousands)                         $    28,012
                                                         ===========

PERCENTAGES ARE BASED ON NET ASSETS OF $28,089 ($ THOUSANDS).

* Affiliated fund.
+ At June 30, 2005, the tax basis cost of the Fund's investments was $26,103 ($ Thousands), and the unrealized appreciation and (depreciation) were $2,052 ($ Thousands) and ($143) ($ Thousands), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.




--------------------------------------------------------------------------------
                   SEI Asset Allocation Trust / Quarterly Report / June 30, 2005

Schedule of Investments (Unaudited)


Moderate Strategy Fund
June 30, 2005

---------------------------------------------------------------------
                                                        Market Value
Description                                   Shares   ($ Thousands)
---------------------------------------------------------------------
FIXED INCOME FUNDS  -- 55.2%
  SEI Daily Income Trust
     Ultra Short Bond Fund, Class A *        3,771,619   $    37,678
  SEI Institutional Managed Trust
     Core Fixed Income Fund, Class A *       3,609,353        38,223
  SEI Institutional Managed Trust
     High Yield Bond Fund, Class A *         3,386,209        28,749
                                                         -----------
Total Fixed Income Funds
  (Cost $105,157) ($ Thousands)                              104,650
                                                         -----------
EQUITY FUNDS  -- 45.0%
  SEI Institutional International Trust
     International Equity Fund, Class A *      873,518         9,469
  SEI Institutional Managed Trust
     Large Cap Growth Fund, Class A *          519,549         9,451
  SEI Institutional Managed Trust
     Large Cap Value Fund, Class A *           435,970         9,448
  SEI Institutional Managed Trust
     Managed Volatility Fund, Class A *      3,444,308        37,956
  SEI Institutional Managed Trust
     Real Estate Fund, Class A *             1,326,001        19,081
                                                         -----------
Total Equity Funds
  (Cost $78,305) ($ Thousands)                                85,405
                                                         -----------
MONEY MARKET FUND  -- 0.2%
  SEI Liquid Asset Trust
     Prime Obligation Fund, Class A *          473,733           474
                                                         -----------
Total Money Market Fund
  (Cost $474) ($ Thousands)                                      474
                                                         -----------
Total Investments -- 100.4%
  (Cost $183,936) + ($ Thousands)                        $   190,529
                                                         ===========

PERCENTAGES ARE BASED ON NET ASSETS OF $189,736 ($ THOUSANDS).

* Affiliated fund.
+ At June 30, 2005, the tax basis cost of the Fund's investments was $184,012 ($ Thousands), and the unrealized appreciation and (depreciation) were $7,329 ($ Thousands) and ($812) ($ Thousands), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.




--------------------------------------------------------------------------------
                   SEI Asset Allocation Trust / Quarterly Report / June 30, 2005

Schedule of Investments (Unaudited)


TM Moderate Strategy Allocation Fund
June 30, 2005

---------------------------------------------------------------------
                                                        Market Value
Description                                   Shares   ($ Thousands)
---------------------------------------------------------------------
EQUITY FUNDS  -- 81.7%
  SEI Institutional International Trust
     International Equity Fund, Class A *      408,813   $     4,432
  SEI Institutional Managed Trust
     Managed Volatility Fund, Class A *      2,059,207        22,692
  SEI Institutional Managed Trust
     Real Estate Fund, Class A *               310,236         4,464
  SEI Institutional Managed Trust
     Tax-Managed Large Cap Fund,
     Class A *                                 783,790         8,841
                                                         -----------
Total Equity Funds
  (Cost $37,640) ($ Thousands)                                40,429
                                                         -----------
FIXED INCOME FUND  -- 17.9%
  SEI Institutional Managed Trust
     High Yield Bond Fund, Class A *         1,041,638         8,844
                                                         -----------
Total Fixed Income Fund
  (Cost $8,943) ($ Thousands)                                  8,844
                                                         -----------
MONEY MARKET FUND  -- 0.3%
  SEI Liquid Asset Trust
     Prime Obligation Fund, Class A *          123,936           124
                                                         -----------
Total Money Market Fund
  (Cost $124) ($ Thousands)                                      124
                                                         -----------
Total Investments -- 99.9%
  (Cost $46,707) + ($ Thousands)                         $    49,397
                                                         ===========

PERCENTAGES ARE BASED ON NET ASSETS OF $49,466 ($ THOUSANDS).

* Affiliated fund.
+ At June 30, 2005, the tax basis cost of the Fund's investments was $46,742 ($ Thousands), and the unrealized appreciation and (depreciation) were $2,803 ($ Thousands) and ($148) ($ Thousands), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.




--------------------------------------------------------------------------------
                   SEI Asset Allocation Trust / Quarterly Report / June 30, 2005

Schedule of Investments (Unaudited)


Aggressive Strategy Fund
June 30, 2005

---------------------------------------------------------------------
                                                        Market Value
Description                                   Shares   ($ Thousands)
---------------------------------------------------------------------
EQUITY FUNDS  -- 78.1%
  SEI Institutional International Trust
     Emerging Markets Equity Fund,
     Class A *                                 143,790   $     1,954
  SEI Institutional International Trust
     International Equity Fund, Class A *    1,628,402        17,652
  SEI Institutional Managed Trust
     Large Cap Growth Fund, Class A *        1,288,584        23,439
  SEI Institutional Managed Trust
     Large Cap Value Fund, Class A *         1,081,293        23,432
  SEI Institutional Managed Trust
     Small Cap Growth Fund, Class A * (1)      352,586         5,913
  SEI Institutional Managed Trust
     Small Cap Value Fund, Class A *           284,697         5,899
                                                         -----------
Total Equity Funds
  (Cost $74,410) ($ Thousands)                                78,289
                                                         -----------
FIXED INCOME FUNDS  -- 19.5%
  SEI Institutional International Trust
     Emerging Markets Debt Fund,
     Class A *                                 875,563         9,894
  SEI Institutional Managed Trust
     High Yield Bond Fund, Class A *         1,137,423         9,656
                                                        ------------
Total Fixed Income Funds
  (Cost $18,950) ($ Thousands)                                19,550
                                                        ------------
MONEY MARKET FUND  -- 0.3%
  SEI Liquid Asset Trust
     Prime Obligation Fund, Class A *          245,822           246
                                                        ------------
Total Money Market Fund
  (Cost $246) ($ Thousands)                                      246
                                                        ------------
Total Investments -- 97.9%
  (Cost $93,606) + ($ Thousands)                         $    98,085
                                                        ============

PERCENTAGES ARE BASED ON NET ASSETS OF $100,218 ($ THOUSANDS).

* Affiliated fund.
(1) Non-income producing security.
+ At June 30, 2005, the tax basis cost of the Fund's investments was $93,766 ($ Thousands), and the unrealized appreciation and (depreciation) were $4,660 ($ Thousands) and ($341) ($ Thousands), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.




--------------------------------------------------------------------------------
                     SEI Asset Allocation Trust/ Quarterly Report/ June 30, 2005

Schedule of Investments (Unaudited)


Tax-Managed Aggressive Strategy Fund
June 30, 2005

---------------------------------------------------------------------
                                                        Market Value
Description                                   Shares   ($ Thousands)
---------------------------------------------------------------------
EQUITY FUNDS  -- 87.6%
  SEI Institutional International Trust
     Emerging Markets Equity Fund,
     Class A *                                  57,746   $       785
  SEI Institutional International Trust
     International Equity Fund, Class A *      580,077         6,288
  SEI Institutional Managed Trust
     Tax-Managed Large Cap Fund,
     Class A *                               1,948,136        21,975
  SEI Institutional Managed Trust
     Tax-Managed Small Cap Fund,
     Class A *                                 444,351         5,528
                                                         -----------
Total Equity Funds
  (Cost $32,784) ($ Thousands)                                34,576
                                                         -----------
FIXED INCOME FUNDS  -- 11.9%
  SEI Institutional International Trust
     Emerging Markets Debt Fund,
     Class A *                                 212,508         2,401
  SEI Institutional Managed Trust
     High Yield Bond Fund, Class A *           269,916         2,291
                                                         -----------
Total Fixed Income Funds
  (Cost $4,568) ($ Thousands)                                  4,692
                                                         -----------
MONEY MARKET FUND  -- 0.3%
  SEI Liquid Asset Trust
     Prime Obligation Fund, Class A *           99,028            99
                                                         -----------
Total Money Market Fund
  (Cost $99) ($ Thousands)                                        99
                                                         -----------
Total Investments -- 99.8%
  (Cost $37,451) + ($ Thousands)                         $    39,367
                                                         ===========

PERCENTAGES ARE BASED ON NET ASSETS OF $39,464 ($ THOUSANDS).

* Affiliated fund.
+ At June 30, 2005, the tax basis cost of the Fund's investments was $37,571 ($ Thousands), and the unrealized appreciation and (depreciation) were $1,907 ($ Thousands) and ($111) ($ Thousands), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.




--------------------------------------------------------------------------------
                     SEI Asset Allocation Trust/ Quarterly Report/ June 30, 2005

Schedule of Investments (Unaudited)


Core Market Strategy Fund
June 30, 2005

---------------------------------------------------------------------
                                                        Market Value
Description                                   Shares   ($ Thousands)
---------------------------------------------------------------------
FIXED INCOME FUNDS  -- 59.3%
  SEI Institutional International Trust
     Emerging Markets Debt Fund,
     Class A *                                 218,015   $     2,463
  SEI Institutional Managed Trust
     Core Fixed Income Fund, Class A *       2,310,922        24,473
  SEI Institutional Managed Trust
     High Yield Bond Fund, Class A  *          290,449         2,466
                                                         -----------
Total Fixed Income Funds
  (Cost $29,300) ($ Thousands)                                29,402
                                                         -----------
EQUITY FUNDS  -- 39.3%
  SEI Institutional International Trust
     Emerging Markets Equity Fund,
     Class A *                                  35,931           488
  SEI Institutional International Trust
     International Equity Fund, Class A *      404,753         4,388
  SEI Institutional Managed Trust
     Large Cap Growth Fund, Class A *          320,981         5,839
  SEI Institutional Managed Trust
     Large Cap Value Fund, Class A *           269,354         5,837
  SEI Institutional Managed Trust
     Small Cap Growth Fund, Class A * (1)       87,651         1,470
  SEI Institutional Managed Trust
     Small Cap Value Fund, Class A *            70,911         1,469
                                                         -----------
Total Equity Funds
  (Cost $18,460) ($ Thousands)                                19,491
                                                         -----------
MONEY MARKET FUND  -- 0.2%
  SEI Liquid Asset Trust
     Prime Obligation Fund, Class A *          122,042           122
                                                         -----------
Total Money Market Fund
  (Cost $122) ($ Thousands)                                      122
                                                         -----------
Total Investments -- 98.8%
  (Cost $47,882) + ($ Thousands)                         $    49,015
                                                         ===========

PERCENTAGES ARE BASED ON NET ASSETS OF $49,603 ($ THOUSANDS).

* Affiliated fund.
(1) Non-income producing security.
+ At June 30, 2005, the tax basis cost of the Fund's investments was $48,089 ($ Thousands), and the unrealized appreciation and (depreciation) were $1,120 ($ Thousands) and ($194) ($ Thousands), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.




--------------------------------------------------------------------------------
                   SEI Asset Allocation Trust / Quarterly Report / June 30, 2005

Schedule of Investments (Unaudited)


TM Core Market Strategy Allocation Fund
June 30, 2005

---------------------------------------------------------------------
                                                        Market Value
Description                                   Shares   ($ Thousands)
---------------------------------------------------------------------
EQUITY FUNDS  -- 88.3%
  SEI Institutional International Trust
     Emerging Markets Equity Fund,
     Class A *                                  24,197   $       329
  SEI Institutional International Trust
     International Equity Fund, Class A *      242,174         2,625
  SEI Institutional Managed Trust
     Tax-Managed Large Cap Fund,
     Class A *                                 812,527         9,166
  SEI Institutional Managed Trust
     Tax-Managed Small Cap Fund,
     Class A *                                 185,057         2,302
                                                         -----------
Total Equity Funds
  (Cost $13,776) ($ Thousands)                                14,422
                                                         -----------
FIXED INCOME FUNDS  -- 11.9%
  SEI Institutional International Trust
     Emerging Markets Debt Fund,
     Class A *                                  88,079           995
  SEI Institutional Managed Trust
     High Yield Bond Fund, Class A *           112,452           955
                                                         -----------
Total Fixed Income Funds
  (Cost $1,907) ($ Thousands)                                  1,950
                                                         -----------
MONEY MARKET FUND  -- 0.3%
  SEI Liquid Asset Trust
     Prime Obligation Fund, Class A *           41,110            41
                                                         -----------
Total Money Market Fund
  (Cost $41) ($ Thousands)                                        41
                                                         -----------
Total Investments -- 100.5%
  (Cost $15,724) + ($ Thousands)                         $    16,413
                                                         ===========

PERCENTAGES ARE BASED ON NET ASSETS OF $16,335 ($ THOUSANDS).

* Affiliated fund.
+ At June 30, 2005, the tax basis cost of the Fund's investments was $15,732 ($ Thousands), and the unrealized appreciation and (depreciation) were $711 ($ Thousands) and ($30) ($ Thousands), respectively.

For information regarding the Fund's policy regarding valuation of investment and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.




--------------------------------------------------------------------------------
                  SEI Asset Allocation Trust / Quarterly Report / June 30, 2005

Schedule of Investments (Unaudited)


Market Growth Strategy Fund
June 30, 2005

---------------------------------------------------------------------
                                                        Market Value
Description                                   Shares   ($ Thousands)
---------------------------------------------------------------------
EQUITY FUNDS  -- 59.6%
  SEI Institutional International Trust
     Emerging Markets Equity Fund,
     Class A *                                 187,972   $     2,555
  SEI Institutional International Trust
     International Equity Fund, Class A *    3,331,873        36,118
  SEI Institutional Managed Trust
     Large Cap Growth Fund, Class A *        2,549,931        46,383
  SEI Institutional Managed Trust
     Large Cap Value Fund, Class A *         2,133,563        46,234
  SEI Institutional Managed Trust
     Small Cap Growth Fund, Class A * (1)      698,938        11,721
  SEI Institutional Managed Trust
     Small Cap Value Fund, Class A *           563,817        11,682
                                                         -----------
Total Equity Funds
  (Cost $146,837) ($ Thousands)                              154,693
                                                         -----------
FIXED INCOME FUNDS  -- 39.8%
  SEI Institutional International Trust
     Emerging Markets Debt Fund,
     Class A *                               1,611,838        18,214
  SEI Institutional Managed Trust
     Core Fixed Income Fund, Class A *       6,071,542        64,298
  SEI Institutional Managed Trust
     High Yield Bond Fund, Class A *         2,452,292        20,820
                                                         -----------
Total Fixed Income Funds
  (Cost $102,062) ($ Thousands)                              103,332
                                                         -----------
MONEY MARKET FUND  -- 0.2%
  SEI Liquid Asset Trust
     Prime Obligation Fund, Class A *          646,336           646
                                                         -----------
Total Money Market Fund
  (Cost $646) ($ Thousands)                                      646
                                                         -----------
Total Investments -- 99.6%
  (Cost $249,545) + ($ Thousands)                        $   258,671
                                                         ===========

PERCENTAGES ARE BASED ON NET ASSETS OF $259,772 ($ THOUSANDS).

* Affiliated fund.
(1) Non-income producing security.
+ At June 30, 2005, the tax basis cost of the Fund's investments was $249,751 ($ Thousands), and the unrealized appreciation and (depreciation) were $9,778 ($ Thousands) and ($858) ($ Thousands), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.




--------------------------------------------------------------------------------
                   SEI Asset Allocation Trust / Quarterly Report / June 30, 2005

Schedule of Investments (Unaudited)


TM Market Growth Strategy Allocation Fund
June 30, 2005

---------------------------------------------------------------------
                                                        Market Value
Description                                   Shares   ($ Thousands)
---------------------------------------------------------------------
EQUITY FUNDS  -- 88.0%
  SEI Institutional International Trust
     Emerging Markets Equity Fund,
     Class A *                                  52,685   $       716
  SEI Institutional International Trust
     International Equity Fund, Class A *    1,053,476        11,420
  SEI Institutional Managed Trust
     Tax-Managed Large Cap Fund,
     Class A *                               3,629,296        40,938
  SEI Institutional Managed Trust
     Tax-Managed Small Cap Fund,
     Class A *                                 776,256         9,656
                                                         -----------
Total Equity Funds
  (Cost $59,221) ($ Thousands)                                62,730
                                                         -----------
FIXED INCOME FUNDS  -- 11.9%
  SEI Institutional International Trust
     Emerging Markets Debt Fund,
     Class A *                                 319,266         3,608
  SEI Institutional Managed Trust
     High Yield Bond Fund, Class A *           574,225         4,875
                                                         -----------
Total Fixed Income Funds
  (Cost $8,268) ($ Thousands)                                  8,483
                                                         -----------
MONEY MARKET FUND  -- 0.3%
  SEI Liquid Asset Trust
     Prime Obligation Fund, Class A *          179,655           180
                                                         -----------
Total Money Market Fund
  (Cost $180) ($ Thousands)                                      180
                                                         -----------
Total Investments -- 100.2%
  (Cost $67,669) + ($ Thousands)                         $    71,393
                                                         ===========

PERCENTAGES ARE BASED ON NET ASSETS OF $71,264 ($ THOUSANDS).

* Affiliated fund.
+ At June 30, 2005, the tax basis cost of the Fund's investments was $67,806 ($ Thousands), and the unrealized appreciation and (depreciation) were $3,704 ($ Thousands) and ($117) ($ Thousands), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.




--------------------------------------------------------------------------------
                   SEI Asset Allocation Trust / Quarterly Report / June 30, 2005

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the certifying officers have concluded that the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                 SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                SEI Asset Allocation Trust


By (Signature and Title)*                   /s/ Edward D. Loughlin
                                            ----------------------
                                            Edward D. Loughlin
                                            Chief Executive Officer

Date: August 18, 2005




Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                   /s/ Edward D. Loughlin
                                            ----------------------
                                            Edward D. Loughlin
                                            Chief Executive Officer

Date: August 18, 2005


By (Signature and Title)*                   /s/ Peter (Pedro) A. Rodriguez
                                            ------------------------------
                                            Peter (Pedro) A. Rodriguez
                                            Controller & Chief Financial Officer

Date: August 18, 2005

* Print the name and title of each signing officer under his or her signature.